CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS 60603

                                 March 21, 2007



Securities and Exchange Commission
100 F Street, N.E..
Washington, D.C. 20549


        Re:    First Defined Portfolio Fund, LLC (the "Fund")

To the Commission:

        On behalf of the above Fund, electronically transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 are the preliminary proxy statement, form of proxy and other soliciting materials for the Fund. It is intended that the proxy materials will be mailed to shareholders of the Fund on or about April 2, 2007. Please call the undersigned at (312) 845-3446 with any questions or comments regarding this filing.

                                Very truly yours,


                                CHAPMAN AND CUTLER LLP

                                By /s/ Suzanne M. Russell
                                   ----------------------------
                                   Suzanne M. Russell